                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02281

                      THE HARTFORD INCOME SHARES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: July 31st

Date of reporting period: October 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 THE HARTFORD INCOME SHARES FUND, INC.

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
  ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.9%
               TRANSPORTATION -- 4.9%
  $ 1,114      Continental Airlines, Inc.,
                 6.80%, 08/02/2018...............................  $  1,085
    1,491      Continental Airlines, Inc.,
                 7.71%, 04/02/2021...............................     1,611
    2,221      Continental Airlines, Inc.,
                 8.05%, 11/01/2020...............................     2,427
                                                                   --------
               Total Asset & Commercial Mortgage Backed
                 Securities
                 (Cost $4,835)...................................  $  5,123
                                                                   --------
CORPORATE BONDS: INVESTMENT GRADE -- 65.2%
               BASIC MATERIALS -- 5.1%
      500      Newmont Mining Corp.,
                 8.63%, 05/15/2011...............................  $    563
      234      Olin Corp.,
                 6.75%, 06/15/2016 (I)...........................       239
       66      Olin Corp.,
                 9.13%, 12/15/2011...............................        75
      685      Phelps Dodge Corp.,
                 8.75%, 06/01/2011...............................       769
      250      Phelps Dodge Corp.,
                 9.50%, 06/01/2031...............................       329
    2,000      Union Carbide Corp.,
                 7.75%, 10/01/2096...............................     2,117
    1,000      Westvaco Corp.,
                 8.20%, 01/15/2030...............................     1,121
                                                                   --------
                                                                      5,213
                                                                   --------
               CAPITAL GOODS -- 2.7%
      170      Briggs & Stratton Corp.,
                 8.88%, 03/15/2011...............................       185
    1,000      Northrop Grumman Space & Mission Systems Corp.,
                 7.75%, 06/01/2029...............................     1,240
    1,250      Tyco International Group S.A.,
                 7.00%, 06/15/2028...............................     1,420
                                                                   --------
                                                                      2,845
                                                                   --------
               CONSUMER CYCLICAL -- 1.6%
    1,000      Federated Department Stores, Inc.,
                 8.50%, 06/01/2010...............................     1,119
      500      May Department Stores Co.,
                 8.50%, 06/01/2019...............................       586
                                                                   --------
                                                                      1,705
                                                                   --------
               ENERGY -- 5.9%
      270      Anadarko Petroleum Corp.,
                 5.95%, 09/15/2016...............................       274
      235      Anadarko Petroleum Corp.,
                 6.45%, 09/15/2036...............................       244
      850      Burlington Resources, Inc.,
                 9.13%, 10/01/2021...............................     1,140
    1,000      ConocoPhillips Holding Co.,
                 6.95%, 04/15/2029...............................     1,154
      750      Halliburton Co.,
                 5.63%, 12/01/2008...............................       754

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
               ENERGY -- (CONTINUED)
  $ 1,000      Occidental Petroleum Corp.,
                 8.45%, 02/15/2029...............................  $  1,329
    1,000      Valero Energy Corp.,
                 8.75%, 06/15/2030...............................     1,281
                                                                   --------
                                                                      6,176
                                                                   --------
               FINANCE -- 14.7%
      735      American Express Credit Corp.,
                 6.80%, 09/01/2066...............................       782
      885      Ameriprise Financial, Inc.,
                 7.52%, 06/01/2066...............................       962
    1,000      CNA Financial Corp.,
                 7.25%, 11/15/2023...............................     1,092
    1,000      EOP Operating L.P.,
                 7.50%, 04/19/2029...............................     1,145
    1,000      ERAC USA Finance Co.,
                 8.00%, 01/15/2011 (I)...........................     1,095
    3,000      Farmers Exchange Capital,
                 7.20%, 07/15/2048 (I)...........................     3,088
      500      HSBC Finance Corp.,
                 7.00%, 05/15/2012...............................       541
      250      Liberty Mutual Group, Inc.
                 7.00%, 03/15/2034 (I)...........................       260
      490      Lincoln National Corp.,
                 7.00%, 05/17/2066 (L)...........................       516
    1,000      MONY Group, Inc.,
                 8.35%, 03/15/2010...............................     1,092
      250      Morgan Stanley,
                 6.25%, 08/09/2026...............................       262
    1,000      Spieker Properties, Inc.,
                 7.50%, 10/01/2027...............................     1,120
    1,000      Travelers Property Casualty Corp.,
                 7.75%, 04/15/2026...............................     1,202
    2,000      Washington Mutual Preferred Funding,
                 6.53%, 12/29/2049 (I)...........................     1,990
      115      Western Financial Bank,
                 9.63%, 05/15/2012...............................       127
                                                                   --------
                                                                     15,274
                                                                   --------
               SERVICES -- 15.4%
    1,500      Belo Corp.,
                 7.25%, 09/15/2027...............................     1,466
    1,250      Caesars Entertainment, Inc.,
                 8.50%, 11/15/2006...............................     1,251
      750      Clear Channel Communication, Inc.,
                 7.65%, 09/15/2010...............................       767
    1,500      COX Communications, Inc.,
                 6.80%, 08/01/2028...............................     1,538
    1,000      COX Enterprises, Inc.,
                 8.00%, 02/15/2007 (I)...........................     1,005
      750      Electronic Data Systems Corp.,
                 7.45%, 10/15/2029...............................       828
    1,000      FedEx Corp.,
                 7.84%, 01/30/2018...............................     1,144
    1,000      Hearst-Argyle Television, Inc.,
                 7.00%, 01/15/2018...............................     1,051
    1,500      News America Holdings, Inc.,
                 8.88%, 04/26/2023...............................     1,846

 THE HARTFORD INCOME SHARES FUND, INC.

 OCTOBER 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               SERVICES -- (CONTINUED)
  $   750      Starwood Hotels & Resorts Worldwide, Inc.,
                 7.38%, 05/01/2007...............................  $    755
    2,550      Time Warner Entertainment Co. L.P., 8.38%,
                 07/15/2033......................................     3,106
      700      Time Warner, Inc.,
                 6.63%, 05/15/2029...............................       712
      500      Waste Management, Inc.,
                 7.13%, 12/15/2017...............................       555
                                                                   --------
                                                                     16,024
                                                                   --------
               TECHNOLOGY -- 12.7%
    1,750      AT&T Corp.,
                 8.00%, 11/15/2031...............................     2,191
    1,500      Cingular Wireless Services, Inc.,
                 8.75%, 03/01/2031...............................     1,966
    1,000      Comcast Cable Communications, Inc., 8.50%,
                 05/01/2027......................................     1,237
    2,000      Embarq Corp.,
                 8.00%, 06/01/2036...............................     2,126
    1,000      Raytheon Co.,
                 7.20%, 08/15/2027...............................     1,178
      480      Siemens Finance,
                 6.13%, 08/17/2026 (I)...........................       499
      250      Sprint Capital Corp.,
                 6.00%, 01/15/2007...............................       250
    1,500      Sprint Capital Corp.,
                 6.88%, 11/15/2028...............................     1,537
    1,500      Tele-Communications, Inc.,
                 9.80%, 02/01/2012...............................     1,774
      400      Telus Corp.,
                 8.00%, 06/01/2011...............................       441
                                                                   --------
                                                                     13,199
                                                                   --------
               TRANSPORTATION -- 4.9%
    2,500      American Airlines, Inc.,
                 7.86%, 10/01/2011...............................     2,700
    1,000      Continental Airlines, Inc.,
                 7.92%, 05/01/2010...............................     1,050
    1,000      Norfolk Southern Corp.,
                 8.63%, 05/15/2010...............................     1,110
      250      Royal Caribbean Cruises Ltd.,
                 7.00%, 06/15/2013...............................       254
                                                                   --------
                                                                      5,114
                                                                   --------

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
               UTILITIES -- 2.2%
  $ 1,000      CMS Panhandle Holding Co.,
                 7.00%, 07/15/2029...............................  $  1,044
      750      FirstEnergy Corp.,
                 6.45%, 11/15/2011...............................       785
      500      Kinder Morgan, Inc.,
                 7.25%, 03/01/2028...............................       491
                                                                   --------
                                                                      2,320
                                                                   --------
               Total Corporate Bonds: Investment Grade (Cost
                 $58,291)........................................  $ 67,870
                                                                   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 24.2%
               BASIC MATERIALS -- 1.7%
      750      Equistar Chemicals L.P.,
                 10.13%, 09/01/2008..............................  $    795
      500      Hercules, Inc.,
                 11.13%, 11/15/2007..............................       535
      250      Smurfit-Stone Container Enterprises, Inc.,
                 9.75%, 02/01/2011...............................       258
      163      United States Steel Corp.,
                 10.75%, 08/01/2008..............................       176
                                                                   --------
                                                                      1,764
                                                                   --------
               CAPITAL GOODS -- 0.1%
       93      Xerox Corp.,
                 6.75%, 02/01/2017...............................        95
                                                                   --------
               CONSUMER CYCLICAL -- 2.5%
      500      Delhaize America, Inc.,
                 9.00%, 04/15/2031...............................       587
      120      Dillard's, Inc.,
                 6.63%, 01/15/2018...............................       115
       85      Dillard's, Inc.,
                 7.13%, 08/01/2018...............................        83
    2,000      Ford Capital B.V.,
                 9.50%, 06/01/2010...............................     1,950
                                                                   --------
                                                                      2,735
                                                                   --------
               FINANCE -- 5.6%
    1,000      Ford Motor Credit Co.,
                 9.75%, 09/15/2010 (I)...........................     1,031
      150      Ford Motor Credit Co.,
                 9.82%, 04/15/2012 (L)...........................       156
    3,650      General Motors Acceptance Corp.,
                 8.00%, 11/01/2031...............................     3,910
      750      Qwest Capital Funding, Inc.,
                 6.50%, 11/15/2018...............................       686
                                                                   --------
                                                                      5,783
                                                                   --------
               SERVICES -- 3.7%
      750      Hilton Hotels Corp.,
                 8.25%, 02/15/2011...............................       804
    1,000      Liberty Media Corp.,
                 8.50%, 07/15/2029...............................     1,008
      250      Mandalay Resort Group,
                 7.63%, 07/15/2013...............................       244

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
               SERVICES -- (CONTINUED)
  $ 1,000      MGM Mirage, Inc.,
                 8.50%, 09/15/2010...............................  $  1,059
      750      Service Corp. International,
                 6.50%, 03/15/2008...............................       753
                                                                   --------
                                                                      3,868
                                                                   --------
               TECHNOLOGY -- 7.7%
    2,500      Charter Communications Holdings LLC,
                 9.92%, 04/01/2011...............................     2,187
      500      Citizens Communications Co.,
                 9.00%, 08/15/2031...............................       543
    1,000      Intelsat Bermuda Ltd.,
                 11.25%, 06/15/2016 (I)..........................     1,089
      250      Level 3 Communications, Inc.,
                 11.00%, 03/15/2008..............................       257
      595      Level 3 Communications, Inc.,
                 11.25%, 03/15/2010..............................       613
    1,500      Lucent Technologies, Inc.,
                 6.45%, 03/15/2029...............................     1,343
      650      Nortel Networks Corp.,
                 6.88%, 09/01/2023...............................       536
      100      PanAmSat Corp.,
                 6.88%, 01/15/2028...............................        89
      100      Qwest Corp.,
                 6.88%, 09/15/2033...............................        94
    1,000      Rogers Wireless, Inc.,
                 9.75%, 06/01/2016...............................     1,245
                                                                   --------
                                                                      7,996
                                                                   --------
               TRANSPORTATION -- 0.9%
      860      Delta Air Lines, Inc.,
                 10.50%, 04/30/2016 (D)(H)(F)....................       593
      500      NWA Trust,
                 13.88%, 06/21/2008(H)(F)........................       313
                                                                   --------
                                                                        906
                                                                   --------
               UTILITIES -- 2.0%
    1,000      El Paso Corp.,
                 8.05%, 10/15/2030...............................     1,055
    1,000      TECO Energy, Inc.,
                 7.20%, 05/01/2011...............................     1,040
                                                                   --------
                                                                      2,095
                                                                   --------
               Total Corporate Bonds: Non-Investment Grade
                 (Cost $22,650)..................................  $ 25,242
                                                                   --------
U.S. GOVERNMENT AGENCIES -- 0.7%
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
       12      9.00% 2022........................................  $     13
       28      10.50% 2017.......................................        32
        7      11.25% 2010.......................................         8
        9      11.50% 2015.......................................        10
       23      11.75% 2010.......................................        24
                                                                   --------
                                                                         87
                                                                   --------

 PRINCIPAL                                                          MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ---------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
  $    76      8.00% 2024-2025...................................  $     81
       24      10.50% 2017-2020..................................        28
       49      11.00% 2011-2018..................................        54
       13      12.00% 2014.......................................        15
       16      12.50% 2015.......................................        18
                                                                   --------
                                                                        196
                                                                   --------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.2%
       83      9.00% 2021........................................        89
       72      9.50% 2020........................................        79
                                                                   --------
                                                                        168
                                                                   --------
               OTHER GOVERNMENT AGENCIES -- 0.2%
      229      Small Business Administration,
                 5.54%, 09/01/2026...............................       233
                                                                   --------
               Total U.S. Government Agencies (Cost $653)........  $    684
                                                                   --------
 SHARES
------------
  COMMON STOCK -- 0.0%
               CONSUMER CYCLICAL -- 0.0%
  $     1      Hosiery Corp. of America, Inc.
                 Class A (D)(H)(A)...............................  $     --
                                                                   --------
               TECHNOLOGY -- 0.0%
        2      Global Crossing Ltd. (D)..........................        38
       --      XO Holdings Inc. (D)(H)...........................        --
                                                                   --------
               Total Common Stock
                 (Cost $60)......................................  $     38
                                                                   --------
WARRANTS -- 0.0%
       --      XO Holdings.......................................  $     --
                                                                   --------
               Total Warrants
                 (Cost $--)......................................  $     --
                                                                   --------
               Total Long-Term Investments
                 (Cost $86,489)..................................  $ 98,957
                                                                   --------
PRINCIPAL
 AMOUNT
------------
  SHORT-TERM INVESTMENTS -- 3.6%
               FINANCE -- 3.6%
  $ 1,737      Illinois Tool-Works -- DCP,
                 5.29%, 11/01/2006...............................  $  1,737
    2,000      UBS Finance LLC,
                 5.28%, 11/01/2006...............................     2,000
                                                                   --------
               Total Short-Term Investments
                 (Cost $3,737)...................................  $  3,737
                                                                   --------
               Total Investments in Securities
                 (Cost $90,226) (C)..............................  $102,694
                                                                   --------
               Other Assets & Liabilities........................     1,453
                                                                   --------
               Total Net Assets..................................  $104,147
                                                                   ========

 THE HARTFORD INCOME SHARES FUND, INC.

 OCTOBER 31, 2006 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.09% of total net assets at October 31, 2006.


  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Fund's Board of Directors at October 31, 2006, rounds to zero.

  (C)At October 31, 2006, the cost of securities for federal income tax purposes was $90,284 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $12,986
      Unrealized depreciation.........................     (576)
                                                        -------
      Net unrealized appreciation.....................  $12,410
                                                        =======

  (D)Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  (F)The company is in bankruptcy. The bank loan or bond held by the fund is not in default.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD ACQUIRED  SHARES/PAR                            SECURITY                            COST BASIS
      ---------------  ----------                            --------                            ----------
      10/1996             860      Delta Airlines, Inc. due 2016                                    $959
      06/1994              1       Hosiery Corp. of America, Inc. Class A -- 144A                      8
      03/1995             500      NWA Trust due 2008                                                500
      05/2006              --      XO Holdings, Inc.                                                $ --

     The aggregate value of these securities at October 31, 2006 was $906, which represents 0.87% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2006, was $10,296, which represents 9.89% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2006.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        THE HARTFORD INCOME SHARES FUND, INC.


Date: December 14, 2006                 By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                            Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: December 14, 2006                 By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                            Its: President


Date: December 14, 2006                 By: /s/ Tamara L. Fagely
                                            ------------------------------------
                                            Tamara L. Fagely
                                            Its: Vice President, Controller
                                                 and Treasurer

                                  EXHIBIT LIST

99.CERT   Certifications

          (i) Section 302 certification of principal executive officer

          (ii) Section 302 certification of principal financial officer